RESEARCH AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
RESEARCH AND DEVELOPMENT EXPENSES
Schedule of Research and Development Expenses

	2021	2020	2019
Gross research and development expenses	(4,757)	(5,173)	(4,727)
Research Tax Credit	617	492	762
Grants	739	184	236
Net Research and development expenses	(3,402)	(4,496)	(3,728)